Operating Segments	6 Months Ended
Jun. 30, 2026
Operating Segments [Abstract]
OPERATING SEGMENTS
23	OPERATING SEGMENTS

Directors determine the basis of operating segments by analyzing the Group’s various revenue streams. They consider the nature of these revenues, the markets served, and the internal reporting structure. By segmenting the Group into distinct operating units, each with unique financial metrics and strategic goals, directors gain clearer insights into performance. This segmentation informs business decisions and resource allocation, allowing directors to target investments, manage costs, and optimize operations effectively for each segment.

The Group’s operations are located in Malaysia. All of the Group’s revenue from external customers based on the location of the Group’s operations is from Malaysia. The geographical locations of the Group’s non-current assets are mostly situated in Malaysia based on physical location of assets.

	For the six months ended June 30, 2025
	SAAS Business	Software Customization	Data Analysis & Hosting Services	Outright Purchase	Others	Total
	RM	RM	RM	RM	RM	RM
Revenue	13,465,340	6,161,113	9,494,765	18,746,215	-	47,867,433
Cost of Revenue	(11,450,803)	(5,823,110)	(8,802,400)	(11,983,053)	(164,720)	(38,224,086)
Gross Profit/(Loss)	2,014,537	338,003	692,365	6,763,162	(164,720)	9,643,347
Selling & Administrative Expenses	(967,226)	(967,226)	(967,226)	(967,226)	-	(3,868,904)
Income/(Loss) from operations	1,047,311	(629,223)	(274,860)	5,795,937	(164,720)	5,774,443

Segment depreciation	850,048	141,675	283,349	70,837	70,837	1,416,746
Segment amortization	28,539	4,756	9,514	2,378	2,378	47,565

Segment Assets	33,536,886	5,589,481	11,178,963	2,794,740	2,794,740	55,894,810
Segment Liabilities	7,793,676	1,298,946	2,597,892	649,473	649,473	12,989,460

	For the year ended December 31, 2025
	SAAS Business	Software Customization	Data Analysis & Hosting Services	Outright Purchase	Others	Total
	RM	RM	RM	RM	RM	RM
Revenue	23,393,531	8,593,264	17,581,904	26,915,775	1,026,000	77,510,474
Cost of Revenue	(20,139,923)	(7,938,897)	(13,036,003)	(18,122,877)	(647,761)	(59,885,461)
Gross Profit	3,253,608	654,367	4,545,901	8,792,898	378,239	17,625,013
Selling & Administrative Expenses	(1,793,342)	(1,793,342)	(1,793,342)	(1,793,342)	(1,793,341)	(8,966,709)
Income/(Loss) from operations	1,460,266	(1,138,975)	2,752,559	6,999,556	(1,415,102)	9,392,193

Segment depreciation	2,145,509	357,585	715,171	178,792	178,792	3,575,849
Segment amortization	128,788	21,465	42,929	10,732	10,732	214,646

Segment Assets	69,997,957	11,666,326	23,332,653	5,833,163	5,833,163	116,663,262
Segment Liabilities	8,790,758	1,465,126	2,930,254	732,563	732,563	14,651,264

	For the six months ended June 30, 2026
	SAAS Business	Software Customization	Data Analysis & Hosting Services	Outright Purchase	Others	Total
	RM	RM	RM	RM	RM	RM
Revenue	13,503,358	5,919,573	11,355,699	16,466,010	1,299,600	48,544,240
Cost of Revenue	(10,185,794)	(5,405,781)	(6,962,367)	(11,511,846)	(404,859)	(34,470,647)
Gross Profit	3,317,564	513,792	4,393,332	4,954,164	894,741	14,073,593
Selling & Administrative Expenses	(1,528,485)	(1,528,485)	(1,528,485)	(1,528,485)	(1,528,486)	(7,642,426)
Income/(Loss) from operations	1,789,079	(1,014,693)	2,864,847	3,425,679	(633,745)	6,431,167

Segment depreciation	1,425,258	237,543	475,086	118,771	118,771	2,375,429
Segment amortization	106,250	17,708	35,417	8,854	8,854	177,083

Segment Assets	84,406,515	14,067,753	28,135,505	7,033,876	7,033,876	140,677,525
Segment Liabilities	12,202,845	2,033,808	4,067,615	1,016,903	1,016,903	20,338,075